Leases - Schedule of lease amortization (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Lease liabilities	R$ 21,378,847	R$ 15,146,411
Current lease liabilities	6,314,221	3,687,392
Non-current lease liabilities	15,064,626	11,459,019
Lease liabilities [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	29,084,269	20,857,507
Financial charges	(11,745,571)	(8,401,680)
Lease liabilities	17,338,698	12,455,827	R$ 14,582,833
Increase (decrease) through other changes, liabilities arising from financing activities	(30,858)	(103,107)
Current lease liabilities	4,928,197	3,349,056	4,025,948
Non-current lease liabilities	12,410,501	9,106,771	10,556,885
Lease liabilities [member] | Not later than one year [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	0	3,570,147
Lease liabilities [member] | Later than one year and not later than two years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	5,219,787	2,851,258
Lease liabilities [member] | Later than two years and not later than three years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	3,935,627	2,615,718
Lease liabilities [member] | Later than three years and not later than four years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	3,473,086	2,226,313
Lease liabilities [member] | Year five
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	3,095,203	1,987,968
Lease liabilities [member] | After year five
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	13,360,566	7,606,103
Lease notes
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	2,525,070	2,086,904
Financial charges	1,168,086	1,056,059
Lease liabilities	1,356,984	1,030,845	0
Current lease liabilities	144,706	121,948	0
Non-current lease liabilities	1,212,278	908,897	0
Lease notes | Not later than one year [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	0	130,432
Lease notes | Later than one year and not later than two years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	155,502	103,883
Lease notes | Later than two years and not later than three years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	132,873	103,883
Lease notes | Later than three years and not later than four years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	132,873	103,883
Lease notes | Later than four year [Member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	132,873	103,883
Lease notes | After year five
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	1,970,949	1,540,940
Lease equity
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	3,108,846	2,178,739
Financial charges	425,681	519,000
Lease liabilities	2,683,165	1,659,739	0
Current lease liabilities	1,241,318	216,388	0
Non-current lease liabilities	1,441,847	1,443,351	R$ 0
Lease equity | Not later than one year [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	0	235,897
Lease equity | Later than one year and not later than two years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	1,292,650	726,247
Lease equity | Later than two years and not later than three years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	1,058,962	726,247
Lease equity | Later than three years and not later than four years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	R$ 757,234	R$ 490,348